Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 4,765	$ 5,094
Percentage of total reinsurance recoverables	100.00%	100.00%
Prepaid reinsurance premiums	$ 349	$ 250
Percentage of total prepaid reinsurance premiums	100.00%	100.00%
Commercial Lines reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 1,137	$ 1,386
Percentage of total reinsurance recoverables	24.00%	27.00%
Prepaid reinsurance premiums	$ 157	$ 56
Percentage of total prepaid reinsurance premiums	45.00%	23.00%
Personal property reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 78	$ 381
Percentage of total reinsurance recoverables	2.00%	8.00%
Prepaid reinsurance premiums	$ 8	$ 11
Percentage of total prepaid reinsurance premiums	2.00%	4.00%
Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 5	$ 10
Percentage of total reinsurance recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 0	$ 0
Percentage of total prepaid reinsurance premiums	0.00%	0.00%
Non State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 1,220	$ 1,777
Percentage of total reinsurance recoverables	26.00%	35.00%
Prepaid reinsurance premiums	$ 165	$ 67
Percentage of total prepaid reinsurance premiums	47.00%	27.00%
State Reinsurance Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 3,545	$ 3,317
Percentage of total reinsurance recoverables	74.00%	65.00%
Prepaid reinsurance premiums	$ 184	$ 183
Percentage of total prepaid reinsurance premiums	53.00%	73.00%
State Reinsurance Plans | Michigan Catastrophic Claims Association
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 2,381	$ 2,272
Percentage of total reinsurance recoverables	50.00%	45.00%
Prepaid reinsurance premiums	$ 29	$ 40
Percentage of total prepaid reinsurance premiums	9.00%	16.00%
State Reinsurance Plans | Commercial Auto Insurance Procedures Plans
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 415	$ 539
Percentage of total reinsurance recoverables	9.00%	10.00%
Prepaid reinsurance premiums	$ 0	$ 0
Percentage of total prepaid reinsurance premiums	0.00%	0.00%
State Reinsurance Plans | North Carolina Reinsurance Facility
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 214	$ 185
Percentage of total reinsurance recoverables	4.00%	4.00%
Prepaid reinsurance premiums	$ 85	$ 75
Percentage of total prepaid reinsurance premiums	24.00%	30.00%
State Reinsurance Plans | Florida Hurricane Catastrophe Fund
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 169	$ 306
Percentage of total reinsurance recoverables	3.00%	6.00%
Prepaid reinsurance premiums	$ 0	$ 0
Percentage of total prepaid reinsurance premiums	0.00%	0.00%
State Reinsurance Plans | Other reinsurance program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 5	$ 4
Percentage of total reinsurance recoverables	0.00%	0.00%
Prepaid reinsurance premiums	$ 1	$ 1
Percentage of total prepaid reinsurance premiums	0.00%	0.00%
Federal Reinsurance Plans | National Flood Insurance Program
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverables, including reinsurance premium paid	$ 361	$ 11
Percentage of total reinsurance recoverables	8.00%	0.00%
Prepaid reinsurance premiums	$ 69	$ 67
Percentage of total prepaid reinsurance premiums	20.00%	27.00%